FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: 06-30-2012

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: AMBS Investment Counsel, LLC
Address: 625 Kenmoor SE
	 Suite 307
         Grand Rapids, MI 49546

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Kathleen A. Maciejewski
Title: Chief Compliance Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Kathleen A. Maciejewski, Grand Rapids, MI, 07-18-2012

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     7576 84555.000SH       SOLE                74595.000          9960.000
AECOM Technology Corp.         COM              00766T100     5444 330960.000SH      SOLE               291775.000         39185.000
AT&T                           COM              00206R102     8571 240355.000SH      SOLE               213097.000         27258.000
Abbott Laboratories            COM              002824100     8033 124605.000SH      SOLE               111435.000         13170.000
Abraxas Petroleum Corp.        COM              003830106       80 25000.000SH       SOLE                                  25000.000
Aflac, Inc.                    COM              001055102     4234 99410.000SH       SOLE                89410.000         10000.000
Alexco Resource Corp.          COM              01535P106       66 15000.000SH       SOLE                                  15000.000
Anadarko Petroleum Corp.       COM              032511107     5247 79259.000SH       SOLE                70654.000          8605.000
Apache Corp.                   COM              037411105     3901 44390.000SH       SOLE                39065.000          5325.000
Bank of America Corp.          COM              060505104     3102 379181.000SH      SOLE               354606.000         24575.000
Bard, C.R.                     COM              067383109      291 2708.000 SH       SOLE                 2708.000
Barrick Gold Corp.             COM              067901108     3387 90160.000SH       SOLE                79035.000         11125.000
Bemis Co                       COM              081437105     4817 153705.000SH      SOLE               137910.000         15795.000
Berkshire Hathaway Cl B        COM              084670207      490 5882.000 SH       SOLE                 2100.000          3782.000
Capital One Financial Corp.    COM              14040H105     7405 135475.000SH      SOLE               122950.000         12525.000
Chevron Corp.                  COM              166764100     7582 71865.000SH       SOLE                65760.000          6105.000
Cisco Systems Inc.             COM              17275R102     8086 470920.000SH      SOLE               421820.000         49100.000
Claude Resources, Inc.         COM              182873109        9 15000.000SH       SOLE                                  15000.000
Coca-Cola Company              COM              191216100     3935 50325.000SH       SOLE                36160.000         14165.000
Colgate Palmolive              COM              194162103      539 5175.000 SH       SOLE                 3975.000          1200.000
Conagra Foods Inc.             COM              205887102     5955 229675.000SH      SOLE               206290.000         23385.000
Dejour Enterprise Ltd.         COM              24486R103       17 75000.000SH       SOLE                                  75000.000
Denison Mines Corp.            COM              248356107       13 10000.000SH       SOLE                                  10000.000
Disney Co                      COM              254687106      211 4350.000 SH       SOLE                 4350.000
Dow Chemical                   COM              260543103     7580 240620.000SH      SOLE               214805.000         25815.000
Doxa Energy Ltd.               COM              261223101        3 20000.000SH       SOLE                                  20000.000
Dupont                         COM              263534109      241 4760.000 SH       SOLE                 2060.000          2700.000
Dynacor Gold Mines, Inc.       COM              26779X101        5 10000.000SH       SOLE                                  10000.000
EMC Corp.                      COM              268648102     3530 137720.000SH      SOLE               112525.000         25195.000
EV Energy Partner LP           COM              26926V107      202 4000.000 SH       SOLE                                   4000.000
Emerson Electric Company       COM              291011104      224 4800.000 SH       SOLE                 4800.000
Encanto Potash Corp.           COM              29251N104        8 30000.000SH       SOLE                                  30000.000
Endeavour Silver Corp.         COM              29258Y103      162 20000.000SH       SOLE                                  20000.000
Energy Fuels Inc.              COM              292671104        2 11060.000SH       SOLE                                  11060.000
Enterprise Products Prtns LP   COM              293792107      332 6474.000 SH       SOLE                 1860.000          4614.000
Exxon Mobil Corp.              COM              30231G102     2125 24832.000SH       SOLE                13820.000         11012.000
FedEx Corp.                    COM              31428X106     7518 82060.000SH       SOLE                73415.000          8645.000
Fire River Gold Corp.          COM              31811Q106        1 10000.000SH       SOLE                                  10000.000
General Electric               COM              369604103     9173 440168.868SH      SOLE               387708.868         52460.000
Gilead Sciences, Inc.          COM              375558103     4299 83825.000SH       SOLE                80325.000          3500.000
Goldcorp, Inc.                 COM              380956409      864 23000.000SH       SOLE                                  23000.000
Golden Phoenix Minerals, Inc.  COM              381149103        1 50000.000SH       SOLE                                  50000.000
Grainger W.W.                  COM              384802104      746 3900.000 SH       SOLE                                   3900.000
Great Panther Silver Ltd.      COM              39115V101       33 20000.000SH       SOLE                                  20000.000
H.J. Heinz                     COM              423074103      237 4350.000 SH       SOLE                 4350.000
Hecla Mining Co.               COM              422704106       95 20000.000SH       SOLE                                  20000.000
Hewlett Packard Company        COM              428236103     3694 183688.000SH      SOLE               164088.000         19600.000
Honeywell International, Inc.  COM              438516106      246 4400.000 SH       SOLE                 4400.000
IAMGOLD Corporation            COM              450913108      118 10000.000SH       SOLE                                  10000.000
IBM                            COM              459200101     4146 21200.000SH       SOLE                17185.000          4015.000
Intel Corp.                    COM              458140100     7500 281422.000SH      SOLE               251042.000         30380.000
JPMorgan Chase & Co.           COM              46625H100     6857 191906.000SH      SOLE               170226.000         21680.000
Johnson & Johnson              COM              478160104      296 4375.000 SH       SOLE                  650.000          3725.000
Kaminak Gold Corp.             COM              48356P202       17 10000.000SH       SOLE                                  10000.000
Kellogg Company                COM              487836108      210 4267.000 SH       SOLE                 2467.000          1800.000
Keycorp New                    COM              493267108     4537 586165.000SH      SOLE               522615.000         63550.000
Kodiak Oil & Gas Corp.         COM              50015Q100      140 17000.000SH       SOLE                                  17000.000
Kohl's Corp.                   COM              500255104     6581 144660.000SH      SOLE               129235.000         15425.000
Majescor Resources Inc.        COM              760960203        5 50000.000SH       SOLE                                  50000.000
MarkWest Energy Partners, LP   COM              570759100      296 6000.000 SH       SOLE                                   6000.000
Marsh & McLennan               COM              571748102     4160 129070.000SH      SOLE               122645.000          6425.000
Mart Resources, Inc.           COM              572903102       20 15000.000SH       SOLE                                  15000.000
McDonalds Corp.                COM              580135101      790 8925.000 SH       SOLE                 4725.000          4200.000
Merck & Company                COM              58933Y105      331 7935.000 SH       SOLE                 1135.000          6800.000
Microsoft Corp.                COM              594918104      437 14285.000SH       SOLE                 2395.000         11890.000
Morgan Stanley                 COM              617446448     2951 202245.000SH      SOLE               181470.000         20775.000
Mylan Inc.                     COM              628530107     7953 372155.000SH      SOLE               331965.000         40190.000
New Gold Inc.                  COM              644535106      142 15000.000SH       SOLE                                  15000.000
Newmont Mining Corp.           COM              651639106     2770 57110.000SH       SOLE                45895.000         11215.000
News Corporation               COM              65248E104     6191 277745.000SH      SOLE               247395.000         30350.000
Oculus Innovative Sciences Inc COM              67575P108       11 15000.000SH       SOLE                                  15000.000
Oracle Corp.                   COM              68389X105     8154 274555.000SH      SOLE               245715.000         28840.000
Pfizer                         COM              717081103      573 24915.000SH       SOLE                 2975.000         21940.000
Prophecy Coal Corp.            COM              74345B104       19 80000.000SH       SOLE                                  80000.000
Prophecy Platinum Corp.        COM              74345Y104       27 13000.000SH       SOLE                                  13000.000
Royal Dutch Shell PLC - Class  COM              780259206      566 8400.000 SH       SOLE                                   8400.000
Royal Dutch Shell PLC Cl B-ADR COM              780259107     7282 104132.995SH      SOLE                92170.995         11962.000
Rye Patch Gold Corp            COM              783727100        9 15000.000SH       SOLE                                  15000.000
Seadrill Ltd.                  COM              G7945E105      221 6230.000 SH       SOLE                                   6230.000
Silver Wheaton Corp.           COM              828336107      268 10000.000SH       SOLE                                  10000.000
Silvercorp Metals Inc.         COM              82835P103      149 27000.000SH       SOLE                                  27000.000
Staples, Inc.                  COM              855030102     5880 450590.000SH      SOLE               403350.000         47240.000
Star Gas Partners, L.P.        COM              85512C105       42 10000.000SH       SOLE                                  10000.000
Statoil ASA-Spon Adr           COM              85771p102      218 9117.000 SH       SOLE                 5000.000          4117.000
Stryker Corp.                  COM              863667101     7014 127297.000SH      SOLE               112887.000         14410.000
Symantec Corp.                 COM              871503108     4931 337475.000SH      SOLE               301840.000         35635.000
Taseko Mines Ltd.              COM              876511106       40 15000.000SH       SOLE                                  15000.000
U.S. Bancorp                   COM              902973304     6555 203830.000SH      SOLE               182365.000         21465.000
US Silver Corp.                COM              90343P101       27 20000.000SH       SOLE                                  20000.000
United Health Group Inc.       COM              91324P102     7450 127350.000SH      SOLE               114980.000         12370.000
Verizon Communications         COM              92343V104     8992 202345.000SH      SOLE               178740.000         23605.000
W.R. Berkley Corp.             COM              084423102     4107 105530.000SH      SOLE               100205.000          5325.000
WalMart Stores                 COM              931142103     7278 104387.000SH      SOLE                93492.000         10895.000
Williams Cos. Inc.             COM              969457100     2165 75120.000SH       SOLE                62835.000         12285.000

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 94

Form 13F Information Table Value Total: $258,738